Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			60 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Consolidated Statements Of Operations
Contract and grant revenue	$ 387	$ 634	$ 152	$ 1,266
Operating expenses:
Research and development	28,452	14,095	8,623	52,835
General and administrative	5,885	2,429	1,840	10,817
Total operating expenses	34,337	16,524	10,463	63,652
Loss from operations	(33,950)	(15,890)	(10,311)	(62,386)
Other income (expense):
Interest income	3	2		5
Interest expense				(188)
Total other income (expense)	3	2		(183)
Net loss	$ (33,947)	$ (15,888)	$ (10,311)	$ (62,569)
Net loss per share applicable to common stockholders-basic and diluted (in dollars per share)	$ (5.59)	$ (8.95)	$ (10.27)	$ (35.00)
Weighted-average number of common shares outstanding used in net loss per share applicable to common stockholders-basic and diluted (in shares)	6,067,679	1,775,323	1,004,144	1,787,668